COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 - COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties and an adverse result in any legal proceedings that may arise from time to time may harm the Company’s business. To the best of its knowledge, except for the legal proceedings disclosed below, there are no other material legal proceedings pending against the Company.

Employment-Related Actions

On April 30, 2024, a former employee (the “Employee”) filed a class action complaint against the Company and Insperity, its third-party payroll service provider, in San Diego County Superior Court for claims including failure to pay minimum wage, failure to pay overtime, failure to provide meal periods, failure to provide rest breaks, failure to pay wages at separation, failure to provide accurate wage statements, failure to reimburse business expenses, failure to produce employment records and unfair competition, which he has purported to assert on behalf of himself and all other individuals who worked for the Company or Insperity, as non-exempt employees in California between April 30, 2020 and the present (the “Employment Proceeding”). On July 1, 2024, the Company filed an answer to the complaint that none of the asserted claims possessed any merit, contended that many of the asserted claims were subject to immediate dismissal, and contended that certain of the asserted claims were subject to binding arbitration.

On July 5, 2024, the Employee filed a representative action complaint against the Company and Insperity in San Diego County Superior Court for Violation of Private Attorneys’ General Act (“PAGA”), seeking an unspecified amount of penalties and attorneys’ fees based on allegations that the Company violated certain California employment laws (the “PAGA Proceeding”). On August 8, 2024, the Company filed an answer to the complaint in which the Company denied that any of the asserted claims possessed any merit and contended that certain of the asserted claims were subject to binding arbitration. On October 14, 2024, the Employee elected to dismiss Insperity from the action without prejudice.

On December 10, 2024, the Company and the Employee stipulated to the consolidation of Employment Lawsuit and the PAGA Action. As of the date hereof, both proceedings are currently pending consolidation by the court. Upon consolidation, the Company intends to move to have the Employee’s action claims dismissed, the Employee’s individual claims compelled to binding arbitration and the Employee’s representative PAGA claims stayed pending the arbitration of his individual claims. On October 22, 2024, the Employee elected to dismiss Insperity from the action without prejudice.

The plaintiff’s Class Action lawsuit and Plaintiff’s PAGA lawsuit have now been consolidated by the Court. Plaintiff has refused to dismiss his Class Action claims or submit his individual claims, including his individual PAGA claims, to binding arbitration. Accordingly, at the January 24, 2025 Case Management Conference in this matter, the Court authorized the Company to proceed with the filing of a Motion to Compel Arbitration. The Motion to Compel Arbitration was granted and arbitration was scheduled for March 26, 2026 wherein the parties agreed to a settlement of $164,000.

Final settlement is subject to, among other things, court approval of such agreement. If the settlement does not obtain approval, the parties agree that the settlement class will be decertified without prejudice, and that all the parties will revert to their pre-settlement positions.

Lease~~s~~ Obligations

Future Minimum Lease Payments as of March 31, 2026 are as follows:

	Operating Leases	Finance Leases
Fiscal years ending June 30,
2026 (remaining three months)	$228,000	$40,000
2027	433,000	54,000
2028	64,000	21,000
Total future minimum lease payments	725,000	115,000
Less: discount	(21,000)	(6,000)
Total lease liability	704,000	109,000
Less: leases payable, current portion	(621,000)	(87,000)
Leases payable, noncurrent portion	$83,000	$22,000

Operating Leases

The Company has operating leases for industrial and commercial buildings and facilities with initial terms of five to seven years, expiring between November 2026 and April 2028, some of which include options to extend the leases. The Company’s operating leases have stated lease payments, which may include fixed rental increases.

Total rent expense, including the Company’s portion of common area maintenance and other costs allocated between tenants, was approximately $228,000 and $679,000 for the three months and nine months ended March 31, 2026, respectively, and $232,000 and $697,000 for the three and nine months ended March 31, 2025, respectively.

Finance Leases

The Company has finance leases for certain vehicles and manufacturing equipment with initial terms of three to five years. In September 2025, a 36-month equipment lease was extended for an additional 12 months, resulting in a $66,000 increase to the right-of-use asset’s carrying value. In October 2025, a 36-month equipment lease was extended for an additional 12 months, resulting in a $73,000 increase to the right-of-use asset’s carrying value.

Lease costs are amortized on a straight-line basis over their respective lease terms. Amortization expense related to leased assets was approximately $38,000 and $117,000 for the three and nine months ended March 31, 2026, respectively, and $38,000 and $117,000 for the three and nine months ended March 31, 2025, respectively.

Interest expense on leased liabilities was approximately $3,000 and $8,000 for the three months and nine months ended March 31, 2026, respectively. Interest expense on leased liabilities was approximately $4,000 and $14,000 for the three and nine months ended March 31, 2025, respectively.

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties and an adverse result in any legal proceedings that may arise from time to time may harm the Company’s business. To the best of its knowledge, except for the legal proceedings disclosed below, there are no other material legal proceedings pending against the Company.

Securities Class Action

On November 1, 2024, plaintiff Asfa Kassam filed a federal securities class action complaint in the United States District Court, District of Nevada, captioned Kassam v. Flux Power Holdings, Inc. et al. (No. 2:24-cv-02051), against the Company, our Chief Executive Officer, Ronald F. Dutt, and our former Chief Financial Officer, Charles A. Scheiwe. The complaint generally alleges that the defendants made false and misleading statements in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. The action purports to be brought on behalf of those who purchased or otherwise acquired the Company’s publicly traded securities between November 11, 2022 and September 30, 2024, and seeks unspecified damages and other relief. On January 14, 2025, the court granted an unopposed motion to transfer the case to the Southern District of California for all further proceedings. On February 20, 2025, the court appointed Brandon Paulson to act as lead plaintiff for the putative class. On April 21, 2025, lead plaintiff filed an amended complaint. On May 12, 2025, the defendants filed motions to dismiss the amended complaint.

Following a mediation, on July 11, 2025, the parties entered into a settlement term sheet (the “Term Sheet”) to fully resolve the class action litigation. The settlement was subsequently memorialized in a definitive settlement agreement, executed on August 27, 2025, which was filed with the Court on August 28, 2025 in connection with an unopposed motion for preliminary approval of the settlement, which motion will be heard by the Court on October 23, 2025. In settling the class action, the Company is not admitting any liability and neither the Term Sheet nor the definitive settlement agreement constitutes an admission of liability or an admission regarding the accuracy of any allegation made by the plaintiffs. The settlement provides for, among other things, the final dismissal of the litigation and a release of claims against the Defendants in exchange for the Company establishing a $1.75 million escrowed settlement fund to cover payments to the settlement class, attorneys’ fees and settlement administration expenses

The settlement class will consist of all persons or entities who purchased publicly traded common stock of the Company between November 15, 2021 and February 14, 2025, but will exclude (i) persons who suffered no compensable losses; and (ii) the Defendants; present and former officers, directors, or control persons of the Company at all relevant times; members of their immediate families and their legal representatives, heirs, successors, predecessors, or assigns; present and former parents, subsidiaries, assigns, successors, and predecessors of the Company; and any entity in which any of the persons excluded hereunder has or had a controlling or majority ownership interest in the Company at any time. The plaintiff’s motion seeks certification of the settlement class, and, for settlement purposes only, Defendants will not object to certification of the action as a class action.

Final settlement is subject to, among other things, court approval of such agreement. If the settlement does not obtain approval, the parties agree that the settlement class will be decertified without prejudice, and that all the parties will revert to their pre-settlement positions.

We expect the Company’s liability insurers to directly fund approximately $1.15 million of the settlement fund. The Company estimates that it will contribute approximately $600,000 to the settlement fund as its remaining retention/deductible related to its insurance policy.

Stockholder Derivative Action

On January 7, 2025, plaintiff Ronald Pearl filed a stockholder derivative complaint in the United States District Court, District of Nevada, captioned Pearl v. Dutt, et al. (Case No. 2:25-cv-00042), against current and former officers and directors of the Company, naming the Company as a nominal defendant. The complaint generally arises out of the same allegations contained in the Kassam securities class action and alleges claims for breach of fiduciary duties and related claims. The action purports to be brought derivatively on behalf of the Company and seeks damages and other various relief. On February 19, 2025, the court granted an unopposed motion to transfer the case to the Southern District of California for all further proceedings (Case No. 3:25-cv-00373-W-JLB). On March 27, 2025, the parties filed a joint motion to stay the derivative action pending the underlying class action, which motion was granted on May 1, 2025. On April 1, 2025, the Court transferred the matter to Judge Ohta, as related to the Kassam securities class action (now captioned Case No. 3:25-cv-00373-JO-DDL).

Following a mediation, on July 11, 2025, the parties reached an agreement to resolve the derivative complaint in exchange for the Company implementing and maintaining certain corporate governance reforms and enhancements. In connection with the settlement, defendants agreed not to oppose a payment of attorneys’ fees and reimbursement of expenses for plaintiff’s counsel, and a service award for plaintiff, in the total amount of $425,000, subject to Court approval. On August 13, 2025, plaintiff filed an unopposed motion for preliminary approval of the settlement, which will be heard by the Court on October 23, 2025. In settling the derivative complaint, the defendants are not admitting any liability, and the settlement does not constitute an admission regarding the accuracy of any allegation made by the plaintiffs. Final settlement remains subject to, among other things, court approval. We expect the Company’s liability insurers to directly fund approximately $350,000 of the agreed upon attorney’s fees.

Employment Related Actions

On April 30, 2024, a former employee (the “Employee”) filed a class action complaint against the Company and Insperity, our third-party payroll service provider, in San Diego County Superior Court for claims including failure to pay minimum wage, failure to pay overtime, failure to provide meal periods, failure to provide rest breaks, failure to pay wages at separation, failure to provide accurate wage statements, failure to reimburse business expenses, failure to produce employment records and unfair competition, which he has purported to assert on behalf of himself and all other individuals who worked for the Company or Insperity, as non-exempt employees in California between April 30, 2020 and the present (the “Employment Proceeding”). On July 1, 2024, the Company filed an answer to the complaint that none of the asserted claims possessed any merit, contended that many of the asserted claims were subject to immediate dismissal, and contended that certain of the asserted claims were subject to binding arbitration. On October 14, 2024, the Employee elected to dismiss Insperity from the action without prejudice.

On July 5, 2024, the Employee filed a representative action complaint against the Company and Insperity in San Diego County Superior Court for Violation of Private Attorneys’ General Act (“PAGA”), seeking an unspecified amount of penalties and attorneys’ fees based on allegations that the Company violated certain California employment laws (the “PAGA Proceeding”). On August 8, 2024, the Company filed an answer to the complaint in which the Company denied that any of the asserted claims possessed any merit and contended that certain of the asserted claims were subject to binding arbitration.

On December 10, 2024, the Company and the Employee stipulated to the consolidation of Employment Lawsuit and the PAGA Action. As of the date hereof, both proceedings are currently pending consolidation by the court. Upon consolidation, the Company intends to move to have the Employee’s action claims dismissed, the Employee’s individual claims compelled to binding arbitration and the Employee’s representative PAGA claims stayed pending the arbitration of his individual claims. On October 22, 2024, the Employee elected to dismiss Insperity from the action without prejudice.

On January 25, 2024, in a separate action, a former CPM, LTD Inc. (“CPM”) employee filed a complaint against CPM, a third-party staffing service provider, Flux Power, Inc., and Flux Power Holdings, Inc. (collectively, the “Defendants”) in San Diego County Superior Court for claims including harassment, failure to prevent harassment, retaliation, wrongful termination, failure to provide meal periods and rest breaks, failure to provide accurate wage statements, and failure to pay wages at separation. CPM is a San Diego based staffing company that provided employees (including the plaintiff) to us. The plaintiff has alleged that we and CPM were “joint employers” to the plaintiff under California law and are jointly liable for the plaintiff’s claims. The plaintiff sought an unspecified amount of unpaid wages, statutory penalties, emotional distress damages, punitive damages, and attorneys’ fees from Defendants. On June 21, 2024, the Company filed an answer to the complaint in which the Company denied that any of the asserted claims possessed any merit and contended that certain of the asserted claims were subject to binding arbitration.  Following discussions, on April 28, 2025, the parties entered into a written settlement agreement that resolved all of the asserted claims.  Pursuant to that settlement, Defendants received a general release from the plaintiff, while expressly denying any wrongdoing whatsoever.  Thereafter, on May 6, 2025, the plaintiff dismissed the action with prejudice.

Operating Leases

On April 25, 2019 the Company signed a Standard Industrial/Commercial Multi-Tenant Lease (“the Lease”) with Accutek to rent approximately 45,600 square feet of industrial space at 2685 S. Melrose Drive, Vista, California. The Lease has an initial term of seven years and four months and commenced on or about June 28, 2019. The lease contains an option to extend the term for two periods of 24 months each, and the right of first refusal to lease an additional approximate 15,300 square feet. The monthly rental rate was $42,400 for the first 12 months, escalating at 3% each year.

On February 26, 2020, the Company entered into the First Amendment to the Lease to rent an additional 16,309 rentable square feet of space plus a residential unit of approximately 1,230 rentable square feet (for a total of approximately 17,539 rentable square feet). The lease for the additional space commenced 30 days following the occupancy date of the additional space and will terminate concurrently with the term of the original lease, which expires on November 20, 2026. The base rent for the additional space is the same rate as the space rented under the terms of the original lease, $0.93 per rentable square foot (subject to 3% annual increase).

On December 16, 2022, the Company signed a Lease Agreement with MM Parker Court Associates, LLC to rent approximately 4,892 square feet of office space at Building 1959 Parker Court, Suite E, Atlanta, Georgia. The lease has an initial term of five years and three months and commenced on or about February 1, 2023. The monthly rental rate was approximately $2,300 for the first six months, and $4,700 for months seven to 12, escalating at 5% each year.

Total rent expense was approximately $929,000 and $942,000 for the fiscal years ended June 30, 2025 and 2024, respectively.

Finance Leases

The Company has finance leases outstanding as of June 30, 2025 as follows:

Lease Date	Property Leased	Lease Term (months)	Commencement Date	Monthly Lease Payment(1)
9/2/2022	Vehicle	60	9/10/2022	$1,100
10/17/2022	Manufacturing equipment	36	10/17/2022	$5,500
1/24/2023	Manufacturing equipment	36	1/24/2023	$6,700
3/2/2023	Manufacturing equipment	36	3/2/2023	$1,000

(1)	Excludes sales tax and other fees.

Lease costs are amortized on a straight-line basis over their respective lease terms. Depreciation expense related to leased assets was approximately $154,000 and $153,000 for the years ended June 30, 2025 and 2024, respectively. Interest expense on lease liabilities was approximately $17,000 and $29,000 for the years ended June 30, 2025 and 2024, respectively.

Future minimum lease payments as of June 30, 2025 are as follows:

	Operating Leases	Finance Leases
Years ending June 30,
2026	$910,000	$85,000
2027	433,000	15,000
2028	64,000	20,000
Total future minimum lease payments	1,407,000	120,000
Less: discount	(86,000)	(8,000)
Total lease liability	1,321,000	112,000
Less: leases payable, current portion	(815,000)	(80,000)
Leases payable, noncurrent portion	$506,000	$32,000

The weighted average remaining lease term for operating leases was 1.6 years and 2.6 years as of June 30, 2025 and 2024, respectively. The weighted average discount rate for operating leases was 8.5% and 8.8% as of June 30, 2025 and 2024, respectively.

The weighted average remaining lease term for finance leases was 0.8 years and 1.6 years as of June 30, 2025 and 2024, respectively. The weighted average discount rate for finance leases was 3.4% and 1.9% as of June 30, 2025 and 2024, respectively.